Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Perkins Discovery Fund (Investor Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%	3.68%	8.91%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%	14.74%	13.29%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.06%	6.84%	6.00%